Custody of Digital Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Custody of Digital Assets [Abstract]
CUSTODY OF DIGITAL ASSETS

15. CUSTODY OF DIGITAL ASSETS

We provide custody services on behalf of our customers through an unrelated third-party service provider, who is a qualified custodian. We do not own digital assets held in a custodial capacity on behalf of our customers. We maintain internal record keeping of those assets and are obligated to safeguard the assets. We do not hold the cryptographic key information on behalf of our customers. The qualified custodian used by Fold holds our customer cryptographic key information. We are not aware of any actual or possible safeguarding loss events requiring recognition under ASC 450-20, Loss Contingencies, as of and for the six months ended June 30, 2026 or year ended December 31, 2025.

The fair value of customer digital assets held by our qualified custodian totaled $16.8 million and $21.3 million at June 30, 2026 and December 31, 2025, respectively. These assets are not recorded in the Company’s balance sheets. Similarly, as the Company has an obligation to safeguard these assets, it has a corresponding unrecorded liability of $16.8 million and $21.3 million at June 30, 2026 and December 31, 2025, respectively. Since the risk of loss is remote, the Company did not record a contingent liability at June 30, 2026 or December 31, 2025. The Company has no reason to believe it will incur any expense associated with such potential liability because it has no known or historical experience of claims to use as a basis of measurement, and it accounts for and continually verifies the amount of digital assets within its qualified custodians’ control.

16. CUSTODY OF DIGITAL ASSETS

We provide custody services on behalf of our customers through an unrelated third-party service provider, who is a qualified custodians. We do not own digital assets held in a custodial capacity on behalf of our customers. We maintain internal record keeping of those assets and are obligated to safeguard the assets. We do not hold the cryptographic key information on behalf of our customers. The qualified custodian used by Fold hold our customer cryptographic key information. We are not aware of any actual or possible safeguarding loss events requiring recognition under ASC 450-20, Loss Contingencies, as of and for the years ended December 31, 2025 or December 31, 2024.

The fair value of customer digital assets held by our qualified custodian totaled $21.3 million and $13.9 million at December 31, 2025 and December 31, 2024, respectively. These assets are not recorded in the Company’s balance sheets. Similarly, as the Company has an obligation to safeguard these assets, it has a corresponding unrecorded liability of $21.3 million and $13.9 million at December 31, 2025 and December 31, 2024, respectively. Since the risk of loss is remote, the Company did not record a contingent liability at December 31, 2025 or December 31, 2024. The Company has no reason to believe it will incur any expense associated with such potential liability because it has no known or historical experience of claims to use as a basis of measurement, and it accounts for and continually verifies the amount of digital assets within its qualified custodians’ control.